Shareholders' Equity (Deficit) (Details)					1 Months Ended												12 Months Ended
	Dec. 03, 2021 shares	Sep. 05, 2021 $ / shares shares	Apr. 09, 2020	Sep. 05, 2018	Nov. 29, 2024 $ / shares shares	Dec. 23, 2021 $ / shares shares	Nov. 15, 2021 $ / shares shares	Jun. 29, 2021 USD ($) $ / shares shares	Mar. 25, 2021	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($) shares	May 31, 2020 shares	Nov. 30, 2019 AUD ($)	Nov. 30, 2017 $ / shares shares	May 17, 2017 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 AUD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 AUD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares description									All ordinary shares (issued and unissued) will be consolidated on the basis that every five ordinary shares of par value $0.018 will be consolidated into one ordinary share of par value $0.09, such that the authorized ordinary share capital of the Company following such consolidation is $180,000 divided into 2,000,000,000 ordinary shares of a par value of $0.09 each.
Shares issued	114,286												2,061,425		1,055,555		305,267	305,267
Aggregate net proceeds											$ 7,100							$ 2,075
Initial public offering shares								3,000,000
Ordinary share per unit (in Dollars per share) | $ / shares								$ 5
Initial public offering amount (in Dollars) | $								$ 15,000
Issuance expenses (in Dollars) | $								2,150
Deducted equity (in Dollars) | $								$ 1,583
Underwriter purchase shares																	450,000	450,000
Purchase warrant shares																	450,000	450,000
Issuance exercise price (in Dollars per share) | $ / shares																	$ 6.25
Public offering percentage															80.00%		125.00%	125.00%
Issuance expire term																	4 years	4 years
Conversion debt (in Dollars) | $																	$ 1,222
Initial public offering per share (in Dollars per share) | $ / shares															$ 5
Ordinary shares par value | $ / shares										$ 0.09					$ 0.09		$ 0.09		$ 0.09
Exercise of options granted																	841,066	841,066
Options directors and management		925,000				575,000	1,025,000
Vested over period		3 years				2 years	3 years
Expiry period		5 years				5 years	5 years
Exercise price per Option (in Dollars per share) | $ / shares		$ 3.27				$ 1.98	$ 2.1
Shares of granted																	114,286
Shares for consultants																	458,716	458,716
Warrants shares																	3.27	3.27
Shares of performance rights												744,442					5	5
Devices shares																	20,000	20,000
Grant term																	1 year	1 year
Commencing grant term																	5 years	5 years
Employees service description																	All the options and shares granted during 2021 to employees and service providers were valued using a Black Scholes model based, which is designed to model the Company’s equity value over time. The main assumptions used were: (1) risk-free rate: 0.78-1.27%; (2) volatility: 50%-60%; and (3) time until expiration: 5 years.	All the options and shares granted during 2021 to employees and service providers were valued using a Black Scholes model based, which is designed to model the Company’s equity value over time. The main assumptions used were: (1) risk-free rate: 0.78-1.27%; (2) volatility: 50%-60%; and (3) time until expiration: 5 years.
Employees board members description																			In 2020 the Company granted 162,544 shares to its employees and Board members, 210,807 shares to consultants, 146,874 warrants to consultants and 5,556 performance rights which were granted in 2019 vested and converted into ordinary shares. in addition, 72,040 restricted shares were granted to employees and to a consultant.
Converted ordinary shares												5,556
Ordinary shares granted (in Dollars) | $												$ 111,111
Incentive performance rights, description												The main assumptions used in the valuation model were: (1) risk-free rate: 0.27%; (2) volatility: 88%: (3) time until expiration: 3 years; and (4) the AUD/USD rate: 0.71245. The total fair value of the incentive performance rights amounted to $635. The total value of ordinary shares issued was $380. The Company recorded an expense amounted to $1,015 through profit and loss at grant date.
Recorded an expense. (in Dollars) | $																	$ 648		$ 2,872	$ 1,562
Controlled placement agreement description				On September 5, 2018, the Company entered into a Controlled Placement Agreement with Acuity Capital Investment Management Pty Ltd (“Acuity”) which provides the Company with up to AUD 10,000 thousand (approximately $7,200) of standby equity over a period of 28 months. Pursuant to the Controlled Placement Agreement, the Company issued to Acuity an option to require the Company to issue and allot, subject to prior notice, ordinary shares at an exercise price per Ordinary Share equal to the greater of (i) 90% of the VWAP of our ordinary shares traded by Acuity on ASX during a valuation period and (ii) a floor price for such valuation period, to be determined by us from time to time. Subject to the terms of the Controlled Placement Agreement, we may, at any time, terminate the Controlled Placement Agreement, following which Acuity may not require us to issue or allot any additional ordinary shares. As part of the agreement with Acuity, The Company issued to Acuity 188,888 ordinary shares to be held in collateral for no consideration. Upon the termination of the controlled placement agreement, the Company may buy back the 188,888 ordinary shares to Acuity.
Placement agreement, description			On April 9, 2020, the Company increased the standby equity to AUD 15,000 (approximately $9,300) and issued to Acuity additional 181,111 ordinary shares to be held in collateral for no consideration. Upon the termination of the Controlled Placement Agreement, the Company may buy back all collateral shares for no consideration.
Purchase of ordinary share																	225,556	225,556
Cancellation shares																			444,444
Capital commitment trem														3 years
Capital commitment (in Dollars) | $														$ 30,000
Drawn amount																						$ 840	$ 1,283
Percentage of drawn																	1000.00%	1000.00%
Ordinary shares percent																	90.00%	90.00%
Net proceeds (in Dollars) | $																					$ 1,283
Total net debt (in Dollars) | $										$ 840									$ 840
Ordinary Shares to GEM										202,825
Bottom of range [member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																	$ 3.5
Top of range [member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																	$ 5
Warrants [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Purchase warrant shares																	1,100,000	1,100,000
Class A Class Performance Right [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares issued																	777,778	777,778
Expired term																	1 year	1 year
Class B Performance Rights [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares issued																666,667
Expired term																2 years
Revenues (in Dollars) | $																$ 30,000
Class C Performance Rights [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares issued																666,667
Expired term																3 years
Cumulative value (in Dollars) | $																$ 25,000
Class A Incentive Performance Right [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares of performance rights												55,555
Market capitalization (in Dollars) | $												$ 100,000
Class B Incentive Performance Right [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares of performance rights												166,666
Market capitalization (in Dollars) | $												$ 150,000
Class C Incentive Performance Right [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares of performance rights												222,222
Market capitalization (in Dollars) | $												$ 200,000
Class D Incentive Performance Right [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares of performance rights												299,999
Market capitalization (in Dollars) | $												$ 250,000
Ordinary Shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Aggregate net proceeds | $																	$ 1,348
Forecast [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares par value | $ / shares					$ 23.85
Shares of exercise price					277,777